Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Related Party Transactions

For the periods presented, material related party transactions are summarized as follows for the years ended December 31, 2010, 2011 and 2012:

Discontinued operations:		Years Ended December 31,
	Note	2010	2011	2012
Revenue from provision of advertising services	(i)	$55	$45	$32
Expenses for leases of advertising space	(ii)	$643	$—	$—

Notes:

(i)	Represents amounts received / receivable from affiliated entities of senior management personnel of the Company, for provision of advertising services to these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.
(ii)	Represents amounts paid / payable to affiliated entities of senior management personnel of the Company, for leases of advertising spaces from these entities. The transactions are conducted on terms comparable to the terms of similar transactions with third parties.

Schedule of Amounts due from or to Related Parties

(b) Amounts due to related parties

Continuing operations:		As of December 31,
	Note	2011	2012
Board member fee	(i)	$—	$110
Operating expenses paid on behalf of the Group	(ii)	174	—

		$174	$110

Notes:

(i)	Represents board member fees due to certain board members of the Company.
(ii)	Represents operating expenses paid by certain senior management personnel of the Company. The amounts are interest free, unsecured and have no fixed terms of repayment.